Segment Information - Schedule of Revenue from External Customers Based on Geographical Location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenue	$ 4,225	$ 4,089	$ 3,115
United States
Segment Reporting Information [Line Items]
Total revenue	2,355	2,126	1,666
Italy
Segment Reporting Information [Line Items]
Total revenue	1,062	1,307	896
United Kingdom
Segment Reporting Information [Line Items]
Total revenue	67	72	64
Rest of Europe
Segment Reporting Information [Line Items]
Total revenue	254	217	209
All other
Segment Reporting Information [Line Items]
Total revenue	$ 488	$ 368	$ 280